Related Party Transactions - Schedule of Sales to Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gasar Biotechnology Co., Ltd. [Member]
Schedule of Sale to Related Parties [Line Items]
Sale to related Parties	$ 175,405	$ 52,943	$ 126,856